Contract costs (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer1 [Abstract]
Contract costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Opening balance, January 1		764	783
Incremental costs of obtaining a contract and contract fulfillment costs		635	535
Amortization included in operating costs		(504)	(552)
Acquisitions		3	—
Reclassified to assets held for sale	16	(4)	—
Discontinued operations	37	—	(2)
Ending balance, December 31		894	764